Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Lease Agreements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 110,781	$ 146,008	$ 167,441
Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	175,510	196,165	197,255
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ (64,729)	$ (50,157)	(29,814)
Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Years of useful life	7 years	7 years
Years of average remaining useful life	5 years	6 years
Right of use assets	$ 110,743	$ 145,906	167,265
Land Buildings And Equipment [member] | Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	175,358	195,992	197,065
Land Buildings And Equipment [member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ (64,615)	$ (50,086)	(29,800)
Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Years of useful life	3 years	3 years
Years of average remaining useful life	3 years	3 years
Right of use assets	$ 38	$ 102	176
Other leased assets [member] | Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	152	173	190
Other leased assets [member] | Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ (114)	$ (71)	$ (14)